Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information

15. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group manages its operations as a single segment engaged in providing insurance brokerage and technology services in China. The Company concluded that the Group’s CODM is Mr. Lei Zhang, Chairman of the Board of Directors, and CEO.

In accordance with ASC 280-10, Segment Reporting: Overall, the CODM reviews the consolidated net loss that is reported on the consolidated statements of operations and comprehensive loss when making decisions about allocating resources and assessing performance of the Group as a whole. The CODM uses this metric to make key operating decisions such as: approving new services strategy, making significant capital expenditures, approving the design of key commercialization strategies, decisions about key personnel, and approving annual operating and capital budgets. Our CODM considers budget-to-actual variances and year over year performance when making decisions supporting capital resource allocation. The Group has also evaluated the significant segment expenses incurred by its single segment and regularly provided to the CODM. The significant segment expenses provided to the CODM are consistent with those reported on the consolidated statements of operations and comprehensive loss and include cost of revenues, selling and marketing expenses, general and administrative expenses, research and development expenses, interest expense, and income taxes.

Key revenues streams are as below:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Insurance transaction services income	3,275,182	3,447,354	2,989,775
SaaS and technical service income	25,051	20,773	14,118
Others	1,185	5,012	5,952
Total	3,301,418	3,473,139	3,009,845

Substantially all revenues are derived in China where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China and therefore the Company manages assets on a consolidated basis as reported on the consolidated balance sheet. Therefore, no geographical segments are presented.